Earnings per Share ("EPS")	6 Months Ended
Jun. 30, 2026
Earnings per Share ("EPS")
Earnings per Share ("EPS")

Note 21 - Earnings per Share ("EPS")

	For the three months ended June 30,
	2026			2025
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net income	(in millions)	Amount
Basic earnings per share	$354.0	192.9	$1.84	$247.1	192.7	$1.28
Effect of dilutive securities	—	0.4	(0.01)	—	0.3	—
Diluted earnings per share	$354.0	193.3	$1.83	$247.1	193.0	$1.28

	For the six months ended June 30,
	2026			2025
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net income	(in millions)	Amount
Basic earnings per share	$822.6	192.8	$4.27	$456.9	192.6	$2.37
Effect of dilutive securities	—	0.4	(0.01)	—	0.3	—
Diluted earnings per share	$822.6	193.2	$4.26	$456.9	192.9	$2.37

For the three months ended June 30, 2026, 13,287 stock options (Q2 2025 – 8,595 stock options) were excluded from the computation of diluted EPS. This exclusion comprised 4,647 stock options (Q2 2025 – 2,246 stock options) that were out-of-the-money because their exercise prices exceeded the average market price of the common shares and 8,640 stock options (Q2 2025 –6,349 stock options) whose inclusion would have been anti-dilutive under the treasury stock method.

For the six months ended June 30, 2026, 7,322 stock options (H1 2025 – 4,806 stock options) were excluded from the computation of diluted EPS. This exclusion comprised 2,644 stock options (H1 2025 – 4,806 stock options) that were out-of-the-money because their exercise prices exceeded the average market price of the common shares and 4,678 stock options (H1 2025 – nil stock options) whose inclusion would have been anti-dilutive under the treasury stock method.